Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2013
Marketable Securities:

Note 5.          Marketable Securities:

	March 31,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	-	(6,272)
Realized gain	-	(7,373)
Unrealized loss	(79,450)	(256,659)
Fair value at balance sheet date	$643,999	$723,449